UNITED STATES
			       SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549
					FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001
Check here if Amendment [   ] ; Amendment Number:
This Amendment  (Check only one.): [    ] is a restatement.
                                   [    ] adds new holdings
							entries.

Institutional Investment Manager Filing this Report:
Name:		McHugh Associates, Inc.
Address:	259 N. Radnor Chester Road Suite 150
		Radnor, PA  19087

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:		Andrea Fitzgerald
Title:	Assistant Vice President
Phone:	(610) 254 - 2929
Signature, Place, and Date of Signing:
Andrea Fitzgerald	Radnor, PA		August 21, 2001

Report Type  (Check only one):

[ X ]	13F HOLDINGS REPORT.

[    ]     13F NOTICE.

[    ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF
1934.

FORM 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	54

Form 13F Information Table Value Total:	$815,194

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLSTATE CORP                  COM              020002101      390     8866 SH       SOLE                                       8866
                                                              1319    30000 SH       OTHER                                     30000
AMERICAN INTL                  COM              026874107    36985   435077 SH       SOLE                   158705            280622
                                                              5514    64873 SH       OTHER                                     64873
AUTOMATIC DATA                 COM              053015103    30919   622127 SH       SOLE                   229426            398301
                                                              7204   144966 SH       OTHER                                    144966
BANK OF NY                     COM              064057102    45527   948482 SH       SOLE                   283920            671862
                                                             24440   509178 SH       OTHER                                    509178
BIOMET INC.                    COM              090613100    17378   361591 SH       SOLE                   160186            207905
                                                              2485    51720 SH       OTHER                                     51720
CINTAS CORP                    COM              172908105    32275   697843 SH       SOLE                   265390            440003
                                                              5396   116688 SH       OTHER                                    116688
COCA COLA                      COM              191216100    13721   304933 SH       SOLE                   151762            158321
                                                              1573    34960 SH       OTHER                                     34960
COLGATE                        COM              194162103    26761   453665 SH       SOLE                   159386            298879
                                                              3771    63930 SH       OTHER                                     63930
CONCORD EFS, Inc.              COM              206197105    11790   226695 SH       SOLE                   105340            127105
                                                              1493    28725 SH       OTHER                                     28725
COSTCO WHOLESALE CORP.         COM              22160k105    21329   519215 SH       SOLE                   251415            277450
                                                              2707    65900 SH       OTHER                                     65900
CVS CORP COM                   COM              126650100    20298   525870 SH       SOLE                   222134            309986
                                                              2130    55200 SH       OTHER                                     55200
EMC CORP                       COM              268648102    19737   674801 SH       SOLE                   248374            434577
                                                              4783   163540 SH       OTHER                                    163540
FASTENAL CO COM                COM              311900104    29982   483740 SH       SOLE                   189184            300306
                                                              2981    48110 SH       OTHER                                     48110
GENERAL ELECTRIC               COM              369604103    23093   473719 SH       SOLE                   231464            247805
                                                              4333    88893 SH       OTHER                                     88893
HARLEY DAVIDSON                COM              412822108    40001   849641 SH       SOLE                   284649            573342
                                                              4841   102841 SH       OTHER                                    102841
INTEL CORP.                    COM              458140100    32669  1116920 SH       SOLE                   418348            708722
                                                              9230   315560 SH       OTHER                                    315560
JOHNSON & J.                   COM              478160104    25184   503691 SH       SOLE                   206136            305305
                                                              5595   111910 SH       OTHER                                    111910
MEDTRONIC INC                  COM              585055106    24087   523518 SH       SOLE                   185662            343156
                                                              4884   106170 SH       OTHER                                    106170
MERCK & CO.                    COM              589331107    27405   428818 SH       SOLE                   157773            275695
                                                              5854    91610 SH       OTHER                                     91610
MGIC INVT CORP                 COM              552848103    33189   456905 SH       SOLE                   182935            279570
                                                              5342    73550 SH       OTHER                                     73550
MICROSOFT                      COM              594918104    50065   685831 SH       SOLE                   236755            456276
                                                             13598   186280 SH       OTHER                                    186280
MOLEX CLASS A                  COM              608554200    28023   939755 SH       SOLE                   388304            563701
                                                              3938   132088 SH       OTHER                                    132088
OMNICOM GROUP                  COM              681919106    21861   254205 SH       SOLE                   114359            143296
                                                              1943    22600 SH       OTHER                                     22600
PATTERSON DENTAL COMPANY       COM              703412106    24951   756100 SH       SOLE                   319580            447220
                                                              2858    86620 SH       OTHER                                     86620
ROBERT HALF INT'L              COM              770323103    20095   807390 SH       SOLE                   335290            485700
                                                              1925    77350 SH       OTHER                                     77350
ROUSE COMPANY                  COM              779273101        5      200 SH       SOLE                      200
                                                               361    12630 SH       OTHER                                     12630
STATE STREET CORP              COM              857477103    23915   483238 SH       SOLE                   200988            289350
                                                              3031    61250 SH       OTHER                                     61250